VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—3.4%
South Korea—3.4%
Samsung Electronics Co., Ltd., 2.150%	87,384	$ 2,838
Total Preferred Stock (Identified Cost $5,565)		2,838

Common Stocks—92.6%
Austria—1.1%
Erste Group Bank AG	43,663	957
Belgium—1.2%
KBC Group N.V.	20,577	977
Brazil—2.2%
B3 S.A. - Brasil Bolsa Balcao	742,100	1,809
Canada—4.2%
Cogeco Communications, Inc.	9,950	520
Kinross Gold Corp.	581,071	2,187
Manulife Financial Corp.	53,221	835
		3,542

China—18.1%
Alibaba Group Holding Ltd.(1)	311,000	3,104
China Merchants Bank Co., Ltd. Class A	778,600	3,681
ENN Energy Holdings Ltd.	63,600	848
Longfor Group Holdings Ltd.	596,000	1,708
Luxshare Precision Industry Co., Ltd. Class A	401,475	1,656
NetEase, Inc.	24,800	374
Ping An Bank Co., Ltd. Class A	510,655	851
Ping An Insurance Group Co. of China Ltd. Class A	215,000	1,255
Shenzhou International Group Holdings Ltd.	102,900	795
Tencent Holdings Ltd.	27,300	922
		15,194

Denmark—2.7%
DSV A/S	6,752	791
GN Store Nord AS	84,045	1,472
		2,263

Finland—1.9%
Kesko Oyj Class B	43,852	818
Valmet Oyj	39,168	792
		1,610

France—8.5%
BioMerieux	8,795	696
BNP Paribas S.A.	41,897	1,770
Kering S.A.	2,020	896
	Shares	Value

France—continued
L’Oreal S.A.	1,978	$ 632
Schneider Electric SE	5,836	659
TotalEnergies SE	52,512	2,464
		7,117

Germany—9.1%
adidas AG	6,834	785
BASF SE	22,641	869
Deutsche Post AG Registered Shares	53,242	1,605
KION Group AG	64,326	1,232
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	3,649	878
Vonovia SE	105,816	2,284
		7,653

Hong Kong—4.0%
Techtronic Industries Co., Ltd.	348,500	3,326
India—1.0%
HDFC Bank Ltd. ADR	14,363	839
Ireland—2.4%
CRH plc Sponsored ADR	38,167	1,230
Kingspan Group plc	17,347	782
		2,012

Italy—4.3%
Amplifon SpA	36,457	950
Enel SpA	392,655	1,610
FinecoBank Banca Fineco SpA	84,059	1,038
		3,598

Japan—2.8%
Sony Group Corp.	11,400	734
Sysmex Corp.	15,600	834
Toyota Motor Corp.	58,100	759
		2,327

Netherlands—3.5%
ASML Holding N.V.	7,035	2,915
Saudi Arabia—1.0%
Saudi Arabian Oil Co.	89,200	849
Singapore—0.8%
DBS Group Holdings Ltd.	29,400	680
South Korea—2.7%
POSCO Holdings, Inc.	9,917	1,446
	Shares	Value

South Korea—continued
Samsung Electronics Co., Ltd.	21,100	$ 775
		2,221

Spain—1.0%
Industria de Diseno Textil S.A.	42,486	877
Sweden—2.4%
Evolution Gaming Group AB	14,072	1,112
Thule Group AB	43,497	866
		1,978

Switzerland—0.7%
Zurich Insurance Group AG	1,532	611
Taiwan—4.6%
Micro-Star International Co., Ltd.	239,000	804
Taiwan Semiconductor Manufacturing Co., Ltd.	233,000	3,089
		3,893

United Kingdom—6.7%
3i Group plc	31,542	379
Barratt Developments plc	425,342	1,607
London Stock Exchange Group plc	9,258	782
Rio Tinto plc	53,371	2,888
		5,656

United States—5.7%
Broadcom, Inc.	3,528	1,566
Global Payments, Inc.	7,022	759
Lam Research Corp.	4,507	1,650
Stanley Black & Decker, Inc.	10,466	787
		4,762

Total Common Stocks (Identified Cost $101,039)		77,666

Total Long-Term Investments—96.0% (Identified Cost $106,604)		80,504

See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(2)	2,798,609	$ 2,799
Total Short-Term Investment (Identified Cost $2,799)		2,799

TOTAL INVESTMENTS—99.3% (Identified Cost $109,403)		$83,303
Other assets and liabilities, net—0.7%		565
NET ASSETS—100.0%		$83,868

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	18%
United States	9
Germany	9
France	9
United Kingdom	7
South Korea	7
Taiwan	5
Other	36
Total	100%
† % of total investments as of September 30, 2022.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$77,666	$12,182	$65,484
Preferred Stock	2,838	—	2,838
Money Market Mutual Fund	2,799	2,799	—
Total Investments	$83,303	$14,981	$68,322
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the  Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3